TRADE AND OTHER RECEIVABLES - Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
Trade receivables	€ 20,398	€ 19,558
Sales tax	724	514
Trade and other receivables	€ 21,122	€ 20,072